Earnings Per Share - Reconciliation Between Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
A reconciliation between basic and diluted earnings per share computations
Net income (loss) available to common stockholders	$ (9,659)	$ (23,306)	$ (24,143)	$ (39,137)	$ (64,696)	$ (51,910)	$ (61,083)	$ (122,240)	$ (96,245)	$ (299,929)	$ 26,051
Net income (loss) available to common stockholders (in shares)									18,354	16,256	16,051
Net income (loss) available to common stockholders (in usd per share)	$ (0.46)	$ (1.31)	$ (1.38)	$ (2.09)	$ (3.94)	$ (3.19)	$ (3.77)	$ (7.55)	$ (5.24)	$ (18.45)	$ 1.57
Stock options, effect of dilutive securities									$ 0	$ 0
Stock options, effect of dilutive securities, (in shares)									0	0	5
Attributable to participating securities									$ 0	$ 0	$ (854)
Restricted stock, effect of dilutive securities (in shares)									0	0	0
Attributable to participating securities											$ (855)
Net income or loss available to common stockholders, Loss (excluding income attributable to participating securities)											25,196
DILUTED EPS, Loss									$ (96,245)	$ (299,929)	$ 25,197
DILUTED EPS (in shares)									18,354	16,256	16,056
DILUTED EPS, per share amount (in usd per share)	$ (0.46)	$ (1.31)	$ (1.38)	$ (2.09)	$ (3.94)	$ (3.19)	$ (3.77)	$ (7.55)	$ (5.24)	$ (18.45)	$ 1.57